June 8, 2026

BNY MELLON STRATEGIC FUNDS, INC.
BNY Mellon Global Stock Fund

Supplement to Current Summary Prospectus and Prospectus

Effective July 1, 2026, the following information supersedes and replaces the information in the second paragraph in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

Investment decisions for the fund have been made since the fund's inception in 2006 by Walter Scott's Investment Team, which is overseen by Walter Scott's Investment Management Committee (IMC). The current members of the Investment Team with the most significant responsibility for the day-to-day management of the fund who also are the members of Walter Scott's Investment Executive group, are: Roy Leckie, a director of Walter Scott and co-chair of the IMC; Jane Henderson, Managing Director of Walter Scott; Maxim Skorniakov, an investment manager at Walter Scott; Des Armstrong, an investment manager at Walter Scott; and Tom Miedema, an investment manager at Walter Scott.

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Effective July 1, 2026, the following information supersedes and replaces the information in the second paragraph in the section "Fund Details – Management – Sub-Adviser" in the prospectus:

Investment decisions for the fund have been made since the fund's inception in 2006 by Walter Scott's Investment Team, which is overseen by Walter Scott's Investment Management Committee (IMC). The IMC is a formal sub-committee of Walter Scott's board, which controls and directs the firm's investment activity and research policy and ensures that all portfolio management requirements are met. The current members of the Investment Team with the most significant responsibility for day-to-day management of the fund, who also are the members of Walter Scott's Investment Executive group, are: Roy Leckie, Jane Henderson, Maxim Skorniakov, Des Armstrong and Tom Miedema. Mr. Leckie is a director and co-chair of the IMC at Walter Scott, which he joined in 1995. Ms. Henderson is Managing Director of Walter Scott, which she joined in 1995. Mr. Skorniakov is an investment manager at Walter Scott, which he joined in 2003. Mr. Armstrong is an investment manager at Walter Scott, which he joined in 2004. Mr. Miedema is an investment manager at Walter Scott, which he joined in 2007.

6159STK0626

June 8, 2026

BNY MELLON STRATEGIC FUNDS, INC.
BNY Mellon International Stock Fund

Supplement to Current Summary Prospectus and Prospectus

Effective July 1, 2026, the following information supersedes and replaces the information in the second paragraph in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

Investment decisions for the fund have been made since the fund's inception in 2006 by Walter Scott's Investment Team, which is overseen by Walter Scott's Investment Management Committee (IMC). The current members of the Investment Team with the most significant responsibility for the day-to-day management of the fund who also are the members of Walter Scott's Investment Executive group, are: Roy Leckie, a director of Walter Scott and co-chair of the IMC; Jane Henderson, Managing Director of Walter Scott; Maxim Skorniakov, an investment manager at Walter Scott; Des Armstrong, an investment manager at Walter Scott; and Tom Miedema, an investment manager at Walter Scott.

*********

Effective July 1, 2026, the following information supersedes and replaces the information in the second paragraph in the section "Fund Details – Management – Sub-Adviser" in the prospectus:

Investment decisions for the fund have been made since the fund's inception in 2006 by Walter Scott's Investment Team, which is overseen by Walter Scott's Investment Management Committee (IMC). The IMC is a formal sub-committee of Walter Scott's board, which controls and directs the firm's investment activity and research policy and ensures that all portfolio management requirements are met. The current members of the Investment Team with the most significant responsibility for day-to-day management of the fund, who also are the members of Walter Scott's Investment Executive group, are: Roy Leckie, Jane Henderson, Maxim Skorniakov, Des Armstrong and Tom Miedema. Mr. Leckie is a director and co-chair of the IMC at Walter Scott, which he joined in 1995. Ms. Henderson is Managing Director of Walter Scott, which she joined in 1995. Mr. Skorniakov is an investment manager at Walter Scott, which he joined in 2003. Mr. Armstrong is an investment manager at Walter Scott, which he joined in 2004. Mr. Miedema is an investment manager at Walter Scott, which he joined in 2007.

6155STK0626

June 8, 2026

BNY Mellon Strategic Funds, Inc.
BNY Mellon Global Stock Fund
BNY Mellon International Stock Fund

Supplement to Current Statement of Additional Information

Effective July 1, 2026, the following information supplements the portfolio manager information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage, except if otherwise indicated.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
Des Armstrong[1]	6	$4.8B	34	$20.71B	114	$31.93B
Tom Miedema[1]	6	$4.8B	34	$20.71B	114	$31.93B

1 Because Messrs. Armstrong and Miedema became primary portfolio managers of BNYMGSF and BNYMISF as of July 1, 2026, their information is as of May 31, 2026.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts
Des Armstrong[1]	Other Pooled Investment Vehicles	2	$463.2M
	Other Accounts	16	$2.4B
Tom Miedema[1]	Other Pooled Investment Vehicles	2	$463.2M
	Other Accounts	16	$2.4B

1 Because Messrs. Armstrong and Miedema became primary portfolio managers of BNYMGSF and BNYMISF as of July 1, 2026, their information is as of May 31, 2026.

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, except if otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Des Armstrong[1]	BNYMGSF	None
	BNYMISF	None
Tom Miedema[1]	BNYMGSF	None
	BNYMISF	None

1 Because Messrs. Armstrong and Miedema became primary portfolio managers of BNYMGSF and BNYMISF as of July 1, 2026, their information is as of May 31, 2026.

GRP3SAISTK0626